WBI BullBear Global Income ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 97.7%
46,292	iShares 20+ Year Treasury Bond ETF	$7,557,632
109,577	iShares Broad USD High Yield Corporate Bond ETF +	4,325,004
445,255	SPDR Portfolio Long Term Treasury ETF	20,811,219
138,755	VanEck Vectors Fallen Angel High Yield Bond ETF	4,126,574
45,277	Vanguard Intermediate-Term Corporate Bond ETF	4,337,537
208,743	Vanguard Long-Term Treasury ETF	20,803,327

	TOTAL EXCHANGE TRADED FUNDS (Cost $61,662,041)	61,961,293

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENTS - 2.4%
1,547,065	U.S. Bank Money Market Deposit Account, 0.02%	1,547,065

	TOTAL SHORT TERM INVESTMENTS (Cost $1,547,065)	1,547,065

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.6%
2,286,361	Mount Vernon Liquid Assets Portfolio, LLC, 0.19% (a)(b)	2,286,361

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,286,361)	2,286,361

	TOTAL INVESTMENTS - 103.7% (Cost $65,495,467)	65,794,719
	Liabilities in Excess of Other Assets - (3.7)%	(2,337,549)

	NET ASSETS - 100.0%	$63,457,170

+	All or portion of this security is on loan as of September 30, 2020. Total value of securities on loan is $2,233,533.
(a)	The rate quoted is the annualized seven-day yield as of September 30, 2020.
(b)	Privately offered liquidity fund.

The accompanying notes are an integral part of these schedules of investments.